Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, External Sales By Major Product) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 21,079	$ 22,365	$ 23,617
Operating Segments [Member] | Industrial Packaging
Segment Reporting Information [Line Items]
Net Sales	13,815	14,177	14,642
Operating Segments [Member] | Global Cellulose Fibers
Segment Reporting Information [Line Items]
Net Sales	1,090	986	1,057
Operating Segments [Member] | Printing Papers
Segment Reporting Information [Line Items]
Net Sales	4,062	4,082	4,413
Operating Segments [Member] | Consumer Packaging
Segment Reporting Information [Line Items]
Net Sales	1,953	2,931	3,327
Corporate and other (b) | Corporate and other (b)
Segment Reporting Information [Line Items]
Net Sales	$ 159	$ 189	$ 178